STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of Stock-based Compensation Expense
The Company recorded stock-based compensation related to stock options and restricted stock units (RSUs) issued under the Company’s 2018 Equity Incentive Plan (2018 Plan) in the following expense categories of its accompanying statements of operations for the years ended December 31, 2022 and 2021:

	For the Year Ended December 31,
	2022	2021
Research and development	$(202)	$83
General and administrative	301	543
Total	$99	$626

Activity of Stock Options Granted
The table below represents the activity of stock options granted to employees and non-employees for the year ended December 31, 2022:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (years)
Outstanding at December 31, 2021	708,490	$3.60	8.64
Granted	204,500	$5.22
Exercised	—	—
Forfeited	(218,750)	4.06
Outstanding at December 31, 2022	694,240	$3.94	8.05
Exercisable at December 31, 2022	338,490	$3.38	7.60
Vested and expected to vest at December 31, 2022	605,178	$3.91	8.12

Schedule of Valuation Assumptions
The Black-Scholes option-pricing model was used to estimate the grant date fair value of each stock option grant at the time of grant using the following weighted-average assumptions:

	For the Year Ended December 31,
	2022	2021
Volatility	90.39%	83.78%
Expected term in years	5.98	5.85
Dividend rate	0.00%	0.00%
Risk-free interest rate	2.00%	1.01%
Fair value of common stock on grant date	$3.86	$4.00

Summary of Restricted Stock Unit Activity
The following table summarizes the activity related to RSUs granted to employees for the year ended December 31, 2022:

Shares
Outstanding at December 31, 2021	—
Granted	188,023
Vested and settled	(9,406)
Expired/forfeited/canceled	(178,517)
Outstanding at December 31, 2022	—